Capital Stock and Long-term Retention Plan - Stock awards (Details) - Long Term Retention Plan [Member] EquityInstruments in Thousands, shares in Millions	1 Months Ended				12 Months Ended
	Jul. 31, 2022 shares	Jan. 31, 2022 EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares shares	Aug. 31, 2021 shares	Dec. 31, 2022 EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Jun. 30, 2022 shares	Feb. 28, 2022 shares	Jun. 30, 2020 shares
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards					1 year 3 months 14 days	1 year 3 months 10 days
Ordinary Participation Certificates [Member]
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments		176,858			176,858	160,365
Conditionally sold (in CPOs) | EquityInstruments					27,500	38,800	39,200	72,558	32,500
Paid by employees (in CPOs) | EquityInstruments					(15,047)	(8,633)
Forfeited (in CPOs) | EquityInstruments					(18,580)	(13,674)
Outstanding at end of year (in CPOs) | EquityInstruments			176,858		170,731	176,858	160,365
To be paid by employees at end of year (in CPOs) | EquityInstruments			60,155		83,985	60,155
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares		$ 31.22			$ 31.22	$ 39.36
Conditionally sold | $ / shares					10.00	8.62
Paid by employees (in pesos per CPO) | $ / shares					30.10	38.30
Forfeited (in pesos per CPO) | $ / shares					70.14	64.96
Outstanding at end of year (in pesos per CPO) | $ / shares			$ 31.22		30.68	31.22	$ 39.36
To be paid by employees at end of year (in pesos per CPO) | $ / shares			$ 52.69		$ 44.79	$ 52.69
Number Of Ordinary Participant Certificates Or Their Equivalent Owned | shares	1.7			1.0						23.9	24.7
Vesting periods	9 months	3 years	3 years	8 months
Number of other equity instruments held in connection of with forfeited rights | shares		17.2	7.5		7.5	7.5						6.2